Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

Set out below are the carrying amounts of right-of-use assets recognised and the movements during the years:

	Building	Total
	RMB’000	RMB’000
At January 1, 2023	7,149	7,149
Additions	4,945	4,945
Depreciation charge	(2,198)	(2,198)
Lease termination	(5,957)	(5,957)
At December 31, 2023	3,939	3,939
Additions	4,715	4,715
Depreciation charge	(1,139)	(1,139)
Lease termination	(2,914)	(2,914)
As December 31, 2024	4,601	4,601

Schedule of Carrying Amounts of Lease Liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2024	2023
	RMB’000	RMB’000
At January 1	4,193	8,773
Additions	4,715	4,945
Accretion of interest	106	264
Covid-19 - related rent concessions from a lessor	—	—
Lease termination	(3,317)	(6,734)
Payments	(1,065)	(3,055)
At December 31	4,632	4,193
Current	1,438	1,706
Non-current	3,194	2,487

Schedule of Amounts Recognised in Profit or Loss

The following are the amounts recognised in profit or loss:

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Depreciation expense of right-of-use assets	1,139	2,198	3,433
Interest expense on lease liabilities	106	264	235
Covid-19-related rent concessions from a lessor	—	—	(859)
Expense relating to short term leases and leases of low-value assets included in administrative expenses	—	1,718	1,676
Total amount recognised in profit or loss	1,245	4,180	4,485

Schedule of Total Cash Outflow for Leases	The total cash outflow for leases included in the statements of cash flows is as follows:
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Total cash outflow for leases	1,180	4,773	2,985